Associated Companies - Equity in Associated Companies (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share in earnings	kr 17		kr (260)	kr (298)
Taxes	(5,497)		(6,270)	(9,589)
Dividends	(8,415)	[1]	(6,889)	(5,996)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity in joint ventures and associated companies,Opening balance	941		1,274
Investments	298		0
Share in earnings	17		(260)
Distribution of capital stock	(24)		0
Taxes	(14)		(11)
Dividends	(58)		(90)
Divested business	(82)		(260)
Translation differences	49		28
Equity in joint ventures and associated companies,Closing balance	kr 1,127		kr 941	kr 1,274

[1]	Dividends paid per share amounted to SEK 2.50 (SEK 2.00 in 2021 and SEK 1.50 in 2020).